Interests in associates and joint ventures - Interest in associates (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Orange Tunisie [member]
Interests in associates and joint ventures
Main co-shareholders ownership interest in associate	0.51%
Ownership interest (as a percent)	0.49%
Investments in associates accounted for using equity method	€ 13	€ 17
Savoie connecte
Interests in associates and joint ventures
Main co-shareholders ownership interest in associate	0.70%
Ownership interest (as a percent)	0.30%
Investments in associates accounted for using equity method	€ 7	7
IRISnet
Interests in associates and joint ventures
Main co-shareholders ownership interest in associate	0.53%
Ownership interest (as a percent)	0.22%
Investments in associates accounted for using equity method	€ 6	6
Other associates
Interests in associates and joint ventures
Investments in associates accounted for using equity method	€ 3	€ 3